Note 5 - Property and equipment	12 Months Ended
Nov. 30, 2011
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and equipment

			November 30, 2011
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	185,662	145,070	40,592
Computer software	39,355	27,808	11,547
Furniture and fixtures	111,255	76,187	35,068
Laboratory equipment	1,941,659	1,264,505	677,154
Leasehold improvements	940,362	927,021	13,341
Laboratory equipment under capital lease	201,622	44,128	157,494
Computer equipment under capital lease	76,093	59,375	16,718
	3,496,008	2,544,094	951,914

			November 30, 2010
	Cost	Accumulated amortization	Carrying value
	$	$	$

Computer equipment	176,068	129,050	47,018
Computer software	31,664	20,415	11,249
Furniture and fixtures	103,140	68,066	35,074
Laboratory equipment	1,867,965	1,096,161	771,804
Leasehold improvements	920,808	920,808	-
Lab equipment under capital lease	63,455	31,501	31,954
Computer under capital lease	79,093	50,638	28,455
	3,242,193	2,316,639	925,554

Depreciation for the year ended November 30, 2011 was $227,456 (November 30, 2010 - $242,778; November 30, 2009 - $344,768). Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of our products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2011, the Company recorded no write-down of long-lived assets (2010 - $36,481; 2009 – $Nil).